DEBT (Tables)	12 Months Ended
Jun. 25, 2014
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consists of the following (in thousands):

	2014	2013
3.88% notes	$299,736	$299,707
2.60% notes	249,864	249,829
Term loan	187,500	212,500
Revolving credit facility	80,000	0
Capital lease obligations (see Note 9)	43,086	45,681
	860,186	807,717
Less current installments	(27,884)	(27,596)
	$832,302	$780,121

Long-Term Debt Maturities Excluding Capital Lease Obligations
Excluding capital lease obligations (see Note 9) and interest, our long-term debt maturities for the five years following June 25, 2014 and thereafter are as follows (in thousands):

Fiscal Year	Long-Term Debt
2015	$25,000
2016	25,000
2017	217,500
2018	249,864
2019	0
Thereafter	299,736
$817,100